Investments - Schedule of Investments Measured at Fair Value Based on NAV Per Share (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 158,799,694	$ 150,589,161
Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 41,180,152	$ 39,870,700
Redemption Frequency (if currently eligible)	Daily	Daily
Redemption Notice Period	Daily	Daily